Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
For the six months ended June 30, 2023	$ 513,274	$ 503,814
For the year ending June 30, 2024	516,000	576,651
For the year ending June 30, 2025	501,202	559,448
For the year ending June 30, 2026	486,404	542,245
For the year ending June 30, 2027	471,606	525,042
Thereafter	502,865	638,219
Total	$ 2,991,351	$ 3,345,419